PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
August 31, 2025 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Consumer Discretionary - 13.1%
Leisure Products - 1.2%
YETI Holdings, Inc. (a)	14,900	$ 523,884

Retail - Discretionary - 8.9%
O'Reilly Automotive, Inc. (a)	38,550	3,996,864

Specialty Retail - 2.0%
Valvoline, Inc. (a)	23,750	921,025

Wholesale - Discretionary - 1.0%
Pool Corporation	1,500	466,065

Consumer Staples - 7.1%
Food - 2.7%
McCormick & Company, Inc.	17,400	1,224,438

Household Products - 4.4%
Church & Dwight Company, Inc.	17,000	1,583,720
Clorox Company (The)	3,500	413,700
		1,997,420
Energy - 1.3%
Oil & Gas Producers - 1.3%
Permian Resources Corporation	40,000	571,600

Financials - 6.9%
Asset Management - 2.7%
T. Rowe Price Group, Inc.	11,200	1,205,344

Institutional Financial Services - 4.2%
FactSet Research Systems, Inc.	5,100	1,903,932

Health Care - 9.7%
Medical Equipment & Devices - 9.7%
Bio-Techne Corporation	8,300	453,429
Mettler-Toledo International, Inc. (a)	1,885	2,452,460

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Health Care - 9.7% (Continued)
Medical Equipment & Devices - 9.7% (Continued)
ResMed, Inc.	5,300	$ 1,454,903
		4,360,792
Industrials - 25.6%
Electrical Equipment - 6.5%
AMETEK, Inc.	15,900	2,938,320

Industrial Intermediate Products - 7.2%
RBC Bearings, Inc. (a)	8,350	3,256,166

Machinery - 6.0%
IDEX Corporation	11,000	1,809,500
Valmont Industries, Inc.	2,500	917,800
		2,727,300
Transportation & Logistics - 5.9%
Expeditors International of Washington, Inc.	22,100	2,663,934

Materials - 6.1%
Chemicals - 6.1%
Ecolab, Inc.	10,000	2,770,400

Technology - 25.6%
Semiconductors - 4.4%
NXP Semiconductors N.V.	4,400	1,033,340
Silicon Laboratories, Inc. (a)	7,100	953,885
		1,987,225
Software - 11.5%
Dynatrace, Inc. (a)	19,000	961,400
Informatica, Inc. - Class A (a)	38,800	967,284
Pegasystems, Inc.	34,260	1,857,235
Synopsys, Inc. (a)	2,318	1,398,959
		5,184,878
Technology Hardware - 4.5%
Trimble, Inc. (a)	25,500	2,060,910

PAPP SMALL & MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.4% (Continued)	Shares	Value
Technology - 25.6% (Continued)
Technology Services - 5.2%
CoStar Group, Inc. (a)	26,250	$ 2,349,112

Total Common Stocks (Cost $13,673,279)		$ 43,109,609

EXCHANGE-TRADED FUNDS - 1.6%	Shares	Value
Health Care - 1.6%
Biotech & Pharma - 1.6%
SPDR® S&P® Biotech ETF (Cost $448,871)	8,300	$ 745,755

MONEY MARKET FUNDS - 3.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.21% (b) (Cost $1,342,125)	1,342,125	$ 1,342,125

Total Investments at Value - 100.0% (Cost $15,464,275)		$ 45,197,489

Liabilities in Excess of Other Assets - (0.0%) (c)		(5,959)

Net Assets - 100.0%		$ 45,191,530

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of August 31, 2025.
(c)	Percentage rounds to less than 0.1%.